Basis of Presentation	6 Months Ended
Jun. 30, 2022
Basis of Presentation
Basis of Presentation

2. Basis of Presentation

These unaudited condensed consolidated financial statements have been prepared in accordance with International Accounting Standard (“IAS”) 34 Interim Financial Reporting as issued by the International Accounting Standards Board (“IASB”). Certain information and footnote disclosures required by IFRS for a complete set of annual financial statements have been omitted, and, therefore, these unaudited condensed consolidated financial statements should be read in conjunction with the Group’s annual consolidated financial statements as of and for the year ended December 31, 2021, filed on an Annual Report on Form 20-F with the Securities Exchange Commission on March 9, 2022.

The critical accounting judgments and key sources of estimation uncertainty were disclosed in the Company’s annual consolidated financial statements for the year ended December 31, 2021 and remain unchanged.

The unaudited condensed consolidated financial statements are expressed in U.S. dollars (“USD”), which is the functional currency of all of the subsidiaries in the Group because their vessels operate in international shipping markets in which revenues and expenses are primarily settled in USD, and the Group’s most significant assets and liabilities are paid for and settled in USD.

The financial statements are prepared on the historical cost basis, except for the revaluation of derivative financial instruments. The same accounting policies and methods of computation have been followed in these unaudited condensed consolidated financial statements as were applied in the preparation of the Group’s financial statements for the year ended December 31, 2021.

On August 4, 2022, GasLog’s board of directors authorized the unaudited condensed consolidated financial statements for issuance.

As of June 30, 2022, GasLog’s current assets totaled $450,737, while current liabilities totaled $511,770, resulting in a negative working capital position of $61,033. Current liabilities include $72,901 of unearned revenue in relation to hires received in advance of June 30, 2022 (which represents a non-cash liability that will be recognized as revenue in July as the services are rendered).

Management monitors the Company’s liquidity position throughout the year to ensure that it has access to sufficient funds to meet its forecast cash requirements, including newbuilding and debt service commitments, and to monitor compliance with the financial covenants within its loan and bond facilities. Management anticipates that its primary sources of funds for at least twelve months from the date of this report will be available cash, cash from operations, existing and future borrowings and future sale and leaseback transactions. Management believes that these anticipated sources of funds will be sufficient for the Company to meet its liquidity needs and to comply with its financial covenants for at least twelve months from the date of this report and therefore it is appropriate to prepare the financial statements on a going concern basis.

Adoption of new and revised IFRS

(a) Standards and interpretations adopted in the current period

There were no IFRS standards or amendments that became effective in the current period which were relevant to the Group or material with respect to the Group’s financial statements.

(b) Standards and amendments in issue not yet adopted

At the date of authorization of these consolidated financial statements, the following standards and amendments relevant to the Group were in issue but not yet effective:

In January 2020, the IASB issued a narrow-scope amendment to IAS 1 Presentation of Financial Statements, to clarify that liabilities are classified as either current or non-current, depending on the rights that exist at the end of the reporting period. Classification is unaffected by the expectations of the entity or events after the reporting date (for example, the receipt of a waiver or a breach of covenant). The amendment also clarifies what IAS 1 means when it refers to the “settlement” of a liability as the extinguishment of a liability with cash, other economic resources or an entity’s own equity instruments. The amendment will be effective for annual periods beginning on or after January 1, 2024 and should be applied retrospectively in accordance with IAS 8 Accounting Policies, Changes in Accounting Estimates and Errors. Earlier application is permitted. Management anticipates that this amendment will not have a material impact on the Group’s financial statements.

In February 2021, the IASB amended IAS 1 Presentation of Financial Statements, IFRS Practice Statement 2 and IAS 8 Accounting Policies, Changes in Accounting Estimates and Errors to improve accounting policy disclosures and to help the users of the financial statements to distinguish between changes in accounting estimates and changes in accounting policies. The amendments will be effective for annual periods beginning on or after January 1, 2023. Management anticipates that these amendments will not have a material impact on the Group’s financial statements.

The impact of all other IFRS standards and amendments issued but not yet adopted is not expected to be material with respect to the Group’s financial statements.